Intangible Assets, Net	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET [Abstract]
Intangible Assets, Net

10. INTANGIBLE ASSET, NET

The following table summarizes the Company’s intangible assets, net:

	As of December 31, 2012
Items	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	US$	US$	US$
Computer software	2,873	(443)	2,430
Domain name use right	1,550	(233)	1,317
Revenue sharing agreement	2,482	(191)	2,291
Customer relationship	1,400	(118)	1,282
Non-compete agreement	350	(31)	319
User base	2,434	(67)	2,367
Technology	3,214	(172)	3,042
Game	191	(26)	165

Total	14,494	(1,281)	13,213

	As of December 31, 2011
Items	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	US$	US$	US$
Computer software	338	(220)	118
Domain name use right	1,550	(78)	1,472

Total	1,888	(298)	1,590

Computer software is amortized over five years on average in general. The amortization expense for the computer software was US$56, US$132 and US$223 for the years ended December 31, 2010, 2011 and 2012, respectively.

In July 2011, the Company purchased a domain name NQ.com from a third party (the “Licensor”) with a consideration of US$1,550. The Company has been granted an exclusive license for the use of the domain name for ten years from July 2011 to July 2021. Unless renewed, upon the expiration or earlier termination of this agreement, the Licensor shall have the right to license the domain name to any other party as the Licensor desires. However, if the Licensor intends to transfer the domain name to another party, the Licensor must first offer the domain name to the Company for purchase. If the Company decides not to purchase the domain name, Licensor may then transfer the domain name to a third party. The Company amortized the domain name using the straight-line method over the estimated useful lives of the domain name of ten years as set out in the contract terms. The amortization expense for acquired domain name use right was US$78 and US$155 for the years ended December 31, 2011 and 2012.

The Group performs valuation of the intangible assets arising from business combinations to determine the fair value to be assigned to each asset acquired. The acquired intangible assets are recognized and measured at fair value and are expensed or amortized using the straight-line approach over the assets estimated economic useful lives as follows:

Estimated weighted average useful life
Revenue sharing agreement	7.6 years
Customer relationship	6.5 years
Non-compete agreement	6.6 years
User base	1.5 years
Technology	4.3 years
Game	0.6 years

The amortization expense for above intangible assets arising from business combination was US$605 for the year ended December 31, 2012.

The estimated amortization expense for the total intangible assets above for each of the next five years and beyond is as follows:

Amount
US$
For the year ending
2013	3,219
2014	3,033
2015	2,898
2016	1,448
2017	1,150
2018 and thereafter	1,465

Total	13,213